GOODWILL (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 799	$ 1,181
Decrease in goodwill from deconsolidation	177	181
UK and Ireland Short Stay Real Estate Subsidiary
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	799	812
European Hostels
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	179	188
Multifamily Operating Platform
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 23	$ 0